Condensed Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative expenses	$ 707	$ 126,846	$ 351,719
Loss from operations	(707)	(126,846)	(351,719)
Loss before income taxes	$ (707)	$ (126,846)	$ (351,719)
Income taxes
Net loss	$ (707)	$ (126,846)	$ (351,719)
Weighted average shares outstanding :
Basic (in shares)	20,000,000	5,450,549	4,480,663
Diluted (in shares)	20,000,000	5,450,549	4,480,663
Loss per share
Basic (in dollars per share)	$ (0.00)	$ (0.02)	$ (0.08)
Diluted (in dollars per share)	$ (0.00)	$ (0.02)	$ (0.08)